Introduction and overview of Group's risk management - Financial instruments that are measured at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	$ (66,015)	$ 4,738
Fair value through other comprehensive income financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	13	10
Interest rate caps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	565	821
Embedded options within listed bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	1,540	5,300
Foreign exchange swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	(68,133)	(1,393)
Level 1 of fair value hierarchy [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	13	10
Level 1 of fair value hierarchy [member] | Fair value through other comprehensive income financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	13	10
Level 2 of fair value hierarchy [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	(66,028)	4,728
Level 2 of fair value hierarchy [member] | Interest rate caps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	565	821
Level 2 of fair value hierarchy [member] | Embedded options within listed bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	1,540	5,300
Level 2 of fair value hierarchy [member] | Foreign exchange swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	$ (68,133)	$ (1,393)